Other Comprehensive Income (Loss) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Ownership Interests [Line Items]
Unrealized gains and losses on Pension liability adjustments arising during the year, net actuarial loss, Before-tax amount	¥ 1,813	¥ (33,355)	¥ (2,356)
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount, prior service cost	328		(702)
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of net actuarial loss	(7,331)	(6,698)	(6,380)
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of prior service cost	4,071	4,476	3,585
Unrealized gains and losses on Pension liability adjustments, net actuarial loss, Tax benefit (expenses)	(688)	11,843	924
Unrealized gains and losses on Pension liability adjustments, prior service cost, Tax benefit (expenses)	(115)		262
Unrealized gains and losses on Pension liability adjustments, net actuarial loss, Tax benefit (expenses)	2,643	2,685	2,542
Unrealized gains and losses on Pension liability adjustments, prior service cost, Tax benefit (expenses)	¥ (1,452)	¥ (1,812)	¥ (1,454)